Schedule of Potentially Dilutive Securities (Details) - shares	9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive weighted average shares	9,467,862	738,173	732,659	182,664
Common Stock Warrants August 2021 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive weighted average shares	112,429	128,500	128,500	128,500
Underwriter Warrants August 2021 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive weighted average shares	2,287	2,287	2,287	2,287
Chanticleer Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive weighted average shares	57	57	57	57
Series C Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive weighted average shares	18,391	36,778	36,778	36,778
Series 3 Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive weighted average shares	12,548	12,548	12,548	12,548
Unvested Restricted Stock Units And Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive weighted average shares	137,259	7,840	2,326	2,162
Common Stock Warrants February 2023 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive weighted average shares	271,883	271,883	271,883
Underwriter Warrants February 2023 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive weighted average shares	15,466	44,190	44,190
Common Stock Private Placement Warrants June 2023 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive weighted average shares	227,272	227,272	227,272
PA Warrants June 2023 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive weighted average shares	6,818	6,818	6,818
Common Stock Warrants October 2023 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive weighted average shares	2,840,000
Underwriter Warrants October 2023 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive weighted average shares	85,312
PA Warrants June 2024 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive weighted average shares	113,140
Common Stock Warrants June 2024 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive weighted average shares	5,625,000
Private Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive weighted average shares				332